FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Balance Sheet Classification (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Current asset	$ 101	$ 270	$ 270
Long-term asset	1,478	1,339	1,339
Derivative financial assets	1,439		1,500	$ 1,094
Current liability	(50)	(87)	(87)
Long-term liability	(90)	$ (22)	(22)
Before Offset Amount
Disclosure of detailed information about financial instruments [line items]
Current asset	101		270
Long-term asset	1,478		1,339
Derivative financial assets	1,579		1,609
Current liability	(50)		(87)
Long-term liability	(90)		(22)
Derivative financial liabilities	$ (140)		$ (109)